UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.0%
Atlanta Development Authority, Educational Facilities, Prerefunded to 7/1/17, 4.75%, 7/1/27	$600	$601,986
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	852,637
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	850,095
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	296,379
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	2,025,244

		$4,626,341

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,023,070

		$1,023,070

Escrowed/Prerefunded — 8.6%
Floyd County Hospital Authority, (Floyd Health Medical Center), Prerefunded to 7/1/19, 5.25%, 7/1/29	$750	$817,177
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	1,032,152
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,468,220
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	712,247
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	228,450
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	245,843
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,084,110
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,072,640

		$6,660,839

General Obligations — 21.4%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,203,090
Columbia County, 5.00%, 4/1/23	450	542,894
Columbia County, 5.00%, 1/1/28	1,000	1,259,440
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,244,350
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,892,828
Forsyth County, 5.00%, 3/1/28	1,000	1,218,380
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	832,778
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	319,893
Fulton County, 5.00%, 7/1/31	1,000	1,232,620
Georgia, 2.00%, 8/1/27	315	314,231
Georgia, 5.00%, 2/1/28	1,500	1,840,440
Jefferson City School District, 5.25%, 2/1/33	1,500	1,682,355

1

Security	Principal Amount (000’s omitted)	Value
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	$500	$520,715
Valdosta School System, 5.00%, 2/1/28	1,000	1,220,170
Worth County School District, 5.00%, 12/1/37	235	280,047

		$16,604,231

Hospital — 13.2%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$601,685
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	933,190
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,093,430
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,085,770
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,747,320
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,140,150
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	744,783
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	78,179
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,063,490
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,169,230
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	588,475

		$10,245,702

Industrial Development Revenue — 3.2%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,450,400

		$2,450,400

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,238,535

		$1,238,535

Insured – Electric Utilities — 5.7%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,140,130
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,249,633
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,069,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	597,410
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	325,140

		$4,382,198

Insured – Escrowed/Prerefunded — 2.7%
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	$830	$871,284
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	178,456
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,027,820

		$2,077,560

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,421,451

		$1,421,451

2

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 2.5%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,916,828

		$1,916,828

Insured – Lease Revenue/Certificates of Participation — 4.3%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$815,958
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,448,482
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,070,580

		$3,335,020

Insured – Special Tax Revenue — 1.1%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$240	$259,330
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	593,619

		$852,949

Insured – Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$545,300
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,972,856
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	617,680

		$3,135,836

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$860,400
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,193,400

		$2,053,800

Senior Living/Life Care — 1.5%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$571,610
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	515	577,243

		$1,148,853

Special Tax Revenue — 3.9%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$884,955
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	445,121
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	323,942
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	147,095
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,209,935

		$3,011,048

Transportation — 2.5%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,165,380
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	812,483

		$1,977,863

Water and Sewer — 8.7%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,186,950
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	461,737
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	579,280
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	295,508

3

Security	Principal Amount (000’s omitted)	Value
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	$1,100	$1,313,653
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,716,960
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,201,530

		$6,755,618

Total Tax-Exempt Investments — 96.6% (identified cost $70,192,151)		$74,918,142

Other Assets, Less Liabilities — 3.4%		$2,618,428

Net Assets — 100.0%		$77,536,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 10.9% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-17	$(2,280,920)	$(2,307,187)	$(26,267)

						$(26,267)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $26,267.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,140,866

Gross unrealized appreciation	$5,194,220
Gross unrealized depreciation	(416,944)

Net unrealized appreciation	$4,777,276

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$74,918,142	$—	$74,918,142
Total Investments	$—	$74,918,142	$—	$74,918,142

Liability Description
Futures Contracts	$(26,267)	$—	$—	$(26,267)
Total	$(26,267)	$—	$—	$(26,267)

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,118,120
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	1,650	1,900,189
University System of Maryland, 4.00%, 4/1/34	1,000	1,096,190

		$4,114,499

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$501,220

		$501,220

Escrowed/Prerefunded — 16.4%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,174,998
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,055,920
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	552,574
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,226,520
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	770,753
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,246,510
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,636,798

		$10,664,073

General Obligations — 11.6%
Baltimore, 4.00%, 10/15/25	$1,350	$1,501,645
Baltimore, 5.00%, 10/15/27	750	889,523
Maryland, 5.00%, 11/1/19	2,000	2,196,080
Maryland, 5.00%, 8/1/24	1,000	1,179,910
Montgomery County, 5.00%, 11/1/29	1,450	1,753,050

		$7,520,208

Hospital — 17.7%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,052,920
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,138,590
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	855,030
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,295,520
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,112,430

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	$1,000	$1,103,040
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,107,240
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,180,740
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,705,920

		$11,551,430

Housing — 4.2%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,148,870
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/36	430	492,255
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,072,320

		$2,713,445

Industrial Development Revenue — 1.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$675	$676,472
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	145	145,400

		$821,872

Insured – Education — 1.6%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$985	$1,056,373

		$1,056,373

Insured – Escrowed/Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,758,495

		$3,758,495

Insured – Hospital — 5.6%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,650,832

		$3,650,832

Insured – Housing — 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$200	$233,232

		$233,232

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$249,699

		$249,699

Insured – Transportation — 5.4%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,459,948
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,085,640

		$3,545,588

Insured – Water and Sewer — 2.1%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$575	$631,040
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	700	745,101

		$1,376,141

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,289,320

		$2,289,320

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.9%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,348,042
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	562,625

		$1,910,667

Special Tax Revenue — 3.6%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,029,280
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,071,050
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	265,222

		$2,365,552

Transportation — 7.5%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,110,930
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,093,170
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,680,675

		$4,884,775

Total Tax-Exempt Investments — 97.1% (identified cost $59,974,371)		$63,207,421

Other Assets, Less Liabilities — 2.9%		$1,890,486

Net Assets — 100.0%		$65,097,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 11.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Sep-17	$(3,801,534)	$(3,845,313)	$(43,779)

						$(43,779)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

3

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $43,779.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,447,098

Gross unrealized appreciation	$3,440,219
Gross unrealized depreciation	(179,896)

Net unrealized appreciation	$3,260,323

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,207,421	$—	$63,207,421
Total Investments	$—	$63,207,421	$—	$63,207,421

Liability Description
Futures Contracts	$(43,779)	$—	$—	$(43,779)
Total	$(43,779)	$—	$—	$(43,779)

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$33,516

		$33,516

Education — 1.8%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,126,830

		$1,126,830

Electric Utilities — 3.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,128,200
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,170,770

		$2,298,970

Escrowed/Prerefunded — 11.4%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,035,700
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	300,885
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	329,654
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	195	200,489
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,105,121
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	904,584
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(1)	1,275	1,320,747
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,123,281

		$7,320,461

General Obligations — 19.9%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,119,190
Hazelwood School District, 5.00%, 3/1/27	1,000	1,260,180
Independence School District, 5.00%, 3/1/29	1,000	1,099,430
Independence School District, 5.00%, 3/1/30	1,000	1,105,060
Kansas City, 4.75%, 2/1/25	1,000	1,024,320
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,138,370
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,029,570
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	1,000	1,029,570
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,149,260
University City School District, 0.00%, 2/15/32	1,000	636,760
University City School District, 0.00%, 2/15/33	1,000	610,680
Wentzville R-IV School District, 0.00%, 3/1/27	1,250	973,075
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	578,233

		$12,753,698

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 14.6%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,018,420
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,083,040
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,072,540
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,152,180
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	183,360
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,098,170
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	2,000	2,122,100
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/18, 5.00%, 6/1/36	1,000	1,041,390
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	546,630

		$9,317,830

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$70	$72,596
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	225	238,027

		$310,623

Industrial Development Revenue — 3.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,898,389

		$1,898,389

Insured-Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,037,134
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	304,136

		$1,341,270

Insured-Escrowed/Prerefunded — 6.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,437,102
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), (AGM), Prerefunded to 11/15/18, 5.50%, 11/15/28	850	906,703

		$4,343,805

Insured-General Obligations — 3.4%
Puerto Rico, (AGM), 5.00%, 7/1/35	$1,000	$1,044,150
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,152,850

		$2,197,000

Insured-Hospital — 3.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,115,293

		$2,115,293

Insured-Lease Revenue/Certificates of Participation — 6.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$933,090
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,692,513
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,389,911

		$4,015,514

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 6.8%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,978,510
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	664,397
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	712,741

		$4,355,648

Insured-Transportation — 3.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,151,520
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,267,620

		$2,419,140

Senior Living/Life Care — 6.3%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$928,460
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	527,805
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,093,260
Saint Louis County Industrial Development Authority, (Friendship Village of West County), Series A, 5.50%, 9/1/28	1,000	1,003,950
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	509,010

		$4,062,485

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$530	$301,210

		$301,210

Water and Sewer — 6.1%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,166,605
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,552,651
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,169,080

		$3,888,336

Total Tax-Exempt Investments — 100.3% (identified cost $59,056,298)		$64,100,018

Other Assets, Less Liabilities — (0.3)%		$(191,593)

Net Assets — 100.0%		$63,908,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 32.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 16.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Sep-17	$ (3,641,725)	$(3,662,609)	$(20,884)
U.S. Long Treasury Bond	6	Short	Sep-17	(912,368)	(922,875)	(10,507)

						$(31,391)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $31,391.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,144,899

Gross unrealized appreciation	$5,401,182
Gross unrealized depreciation	(296,063)

Net unrealized appreciation	$5,105,119

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,100,018	$—	$64,100,018
Total Investments	$—	$64,100,018	$—	$64,100,018

Liability Description
Futures Contracts	$(31,391)	$—	$—	$(31,391)
Total	$(31,391)	$—	$—	$(31,391)

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.8%
Appalachian State University, 5.00%, 10/1/25	$400	$498,896
Appalachian State University, 5.00%, 10/1/26	225	278,888
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	422,999
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,368,140
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,313,155
University of North Carolina at Asheville, 5.00%, 6/1/33	300	350,625
University of North Carolina at Asheville, 5.00%, 6/1/34	280	325,802
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,429,350
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	790,297
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,168,889

		$8,947,041

Electric Utilities — 3.4%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,183,840
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	375,398
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	994,103
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	930,834

		$4,484,175

Escrowed/Prerefunded — 22.2%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,614,759
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,461,978
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,626,643
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,041,700
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,080,430
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,370,450
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,608,760
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,480,528
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,028,020
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	309,273
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,696,475
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	405	404,753
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,081,050

1

Security	Principal Amount (000’s omitted)	Value
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	$1,000	$1,080,430
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,160,860

		$29,046,109

General Obligations — 5.8%
Dare County Limited Obligation Bonds, 5.00%, 6/1/20	$340	$377,852
Dare County Limited Obligation Bonds, 5.00%, 6/1/21	245	279,930
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	450	525,739
Davidson County, 5.00%, 6/1/24	600	737,598
Forsyth County, 4.00%, 3/1/28	735	865,338
Greensboro, Series 2014, 5.00%, 2/1/27	650	782,509
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,260,910
North Carolina, 5.00%, 6/1/22	500	592,210
Winston-Salem, 4.00%, 6/1/29	1,925	2,186,492

		$7,608,578

Hospital — 18.8%
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.78%, 1/15/37(2)	$3,000	$3,000,000
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,194,680
North Carolina Medical Care Commission, (Duke University Health System), 4.00%, 6/1/42	1,000	1,051,730
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,435,936
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,400,388
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/31(3)	1,650	1,983,086
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	525,574
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,401,382
North Carolina Medical Care Commission, (Novant Health Obligated Group), Series A, 4.75%, 11/1/43	1,000	1,049,430
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,161,280
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), Series A, 5.00%, 7/1/30	910	984,975
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,829,799
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,302,580
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,250,260

		$24,571,100

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$829,687

		$829,687

Insured-Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$36,683

		$36,683

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,889,988
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	650,280

		$2,540,268

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 9.2%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)	$6,560	$6,796,291
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,079,560
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	2,010,840
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,069,860
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	379,786
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	126,595
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	564,404

		$12,027,336

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$309,684

		$309,684

Insured-Lease Revenue/Certificates of Participation — 1.2%
Franklin County, Certificates of Participation, (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/27	$1,500	$1,515,780

		$1,515,780

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$596,953

		$596,953

Insured-Transportation — 3.7%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,391,895
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,412,242

		$4,804,137

Lease Revenue/Certificates of Participation — 14.2%
Buncombe County, 5.00%, 6/1/29	$750	$888,810
Buncombe County, 5.00%, 6/1/31	1,000	1,172,950
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,214,930
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,205,600
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,403,799
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,929,976
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,147,490
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,128,170
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,954,505
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,131,150
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,110,960
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,236,090
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,139,860
Winston-Salem, 5.00%, 6/1/27	750	899,370

		$18,563,660

Other Revenue — 2.4%
Burke County, Limited Obligation Bonds, 5.00%, 4/1/26	$275	$339,553
Burke County, Limited Obligation Bonds, 5.00%, 4/1/27	250	311,093
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,207,120

3

Security	Principal Amount (000’s omitted)	Value
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$1,268,506

		$3,126,272

Senior Living/Life Care — 1.7%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,283,660

		$2,283,660

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,125,750

		$1,125,750

Transportation — 5.2%
Charlotte Airport, 5.50%, 7/1/34	$535	$592,748
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,646,835
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,100,100
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,085,310
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,344,600

		$6,769,593

Water and Sewer — 8.0%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$888,330
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	368,959
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	643,545
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,682,656
Charlotte, Storm Water Fee Revenue, 4.00%, 12/1/33	1,000	1,102,120
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,078,710
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,933,872
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	307,753
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	775,331
Raleigh, Combined Enterprise System Revenue, 4.00%, 3/1/34	500	549,075
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,199,540

		$10,529,891

Total Tax-Exempt Investments — 106.7% (identified cost $131,654,268)		$139,716,357

Other Assets, Less Liabilities — (6.7)%		$(8,800,538)

Net Assets — 100.0%		$130,915,819

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 15.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which resets daily, represents the rate in effect at May 31, 2017.

4

(3)	When-issued security.

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,972,198

Gross unrealized appreciation	$8,198,172
Gross unrealized depreciation	(124,013)

Net unrealized appreciation	$8,074,159

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$139,716,357	$—	$139,716,357
Total Investments	$—	$139,716,357	$—	$139,716,357

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Oregon Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.0%

Security	Principal Amount (000’s omitted)	Value
Education — 8.2%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$568,610
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,089,700
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,303,260
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,065,900
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	272,177
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	276,585
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,792,870
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	591,930
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	582,710
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,158,190

		$9,701,932

Electric Utilities — 1.1%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,384,800

		$1,384,800

Escrowed/Prerefunded — 9.7%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,780,600
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,197,980
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,180,400
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,379,540

		$11,538,520

General Obligations — 31.9%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$356,610
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,210,670
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,437,017
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,223,811
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	575	714,087
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,619,401
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	1,000	1,254,880
Klamath County School District, 5.00%, 6/15/29	1,155	1,358,234
Lake Oswego, 5.00%, 6/1/33	2,450	2,904,990
Medford, 5.00%, 7/15/32	545	633,644
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,086,560
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,993,425
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,495	1,499,171
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,496,159
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,188,700
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,500	1,133,100
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	480,347
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	278,248
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,281,856

Security	Principal Amount (000’s omitted)	Value
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	$465	$466,018
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,452
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,497,312
Redmond, 5.00%, 6/1/28	605	705,170
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	391,331
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,534,349
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	729,090
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	839,115
Rogue Community College District, 4.00%, 6/15/31	700	777,889
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	762,783
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,211,690

		$37,809,109

Hospital — 7.7%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$500	$550,525
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,475,192
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	291,945
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,962,075
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,755,660
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,145,720

		$9,181,117

Housing — 4.6%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$875	$877,686
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,430	4,584,519

		$5,462,205

Insured-Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,140,847
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,997,912

		$4,138,759

Insured-Escrowed/Prerefunded — 1.9%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$774,545
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	1,415	1,451,493

		$2,226,038

Insured-General Obligations — 6.4%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,224,520
Newport, (AGC), 0.00%, 6/1/28	1,000	748,170
Newport, (AGC), 0.00%, 6/1/29	1,225	879,636
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	722,912

		$7,575,238

Insured-Hospital — 6.8%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,324,480
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,265	4,714,123

		$8,038,603

Insured-Special Tax Revenue — 3.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$2,433,189
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,101,651

		$3,534,840

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.4%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$321,958
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,722,222
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,240	1,264,800
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,955,412

		$5,264,392

Other Revenue — 7.9%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	$8,740	$9,389,994

		$9,389,994

Senior Living/Life Care — 1.1%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$457,616
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	836,408

		$1,294,024

Special Tax Revenue — 2.3%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,860,060
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	862,769

		$2,722,829

Transportation — 2.6%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,385,007
Redmond, Airport Revenue, 5.50%, 6/1/24	215	230,463
Redmond, Airport Revenue, 5.75%, 6/1/27	200	214,952
Redmond, Airport Revenue, 6.00%, 6/1/34	550	592,333
Redmond, Airport Revenue, 6.25%, 6/1/39	600	648,126

		$3,070,881

Water and Sewer — 0.9%
Clackamas River Water, 5.00%, 11/1/29	$100	$119,291
Clackamas River Water, 5.00%, 11/1/31	250	295,420
Eugene, Water Utility System Revenue, 5.00%, 8/1/28	500	616,525

		$1,031,236

Total Tax-Exempt Investments — 104.0% (identified cost $114,533,885)		$123,364,517

Other Assets, Less Liabilities — (4.0)%		$(4,718,996)

Net Assets — 100.0%		$118,645,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 12.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Sep-17	$(3,041,227)	$(3,076,250)	$(35,023)

						$(35,023)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At May 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $35,023.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,647,748

Gross unrealized appreciation	$9,953,538
Gross unrealized depreciation	(791,769)

Net unrealized appreciation	$9,161,769

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$123,364,517	$—	$123,364,517
Total Investments	$—	$123,364,517	$—	$123,364,517

Liability Description
Futures Contracts	$(35,023)	$—	$—	$(35,023)
Total	$(35,023)	$—	$—	$(35,023)

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%

Security	Principal Amount (000’s omitted)	Value
Education — 9.4%
Clemson University, 5.00%, 5/1/26	$2,000	$2,500,160
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,988,459
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	692,976
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.78%, 10/1/39(1)	1,000	1,000,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,346,040
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,289,740
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	699,840

		$12,517,215

Electric Utilities — 2.8%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$297,912
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,203,860
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,247,580

		$3,749,352

Escrowed/Prerefunded — 14.7%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,140,440
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,421,320
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,868,900
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,602,573
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,662,115
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	165,931
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	219,858
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,547,140

		$19,628,277

General Obligations — 19.3%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,504,073
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,413,100
Georgetown County, 5.00%, 3/1/31	2,510	2,903,719
Georgetown County, 5.00%, 3/1/33	2,750	3,157,247
Hilton Head Island, 4.00%, 3/1/23	605	691,920
Hilton Head Island, 4.00%, 3/1/24	635	741,210
Hilton Head Island, 4.00%, 3/1/25	565	664,451
Horry County School District, 5.00%, 3/1/24	1,500	1,835,295
Horry County School District, 5.00%, 3/1/25	1,500	1,842,345
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,326,357
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,914,759
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	628,378

1

Security	Principal Amount (000’s omitted)	Value
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	$195	$217,162
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	767,632
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,009,736

		$25,617,384

Hospital — 18.2%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,742,835
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,085,120
Greenville Health System, 5.00%, 5/1/31	1,500	1,720,380
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,162,969
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,107,630
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,675,660
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	970,433
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,776,175
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,863,800
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	512,807
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,614,974

		$24,232,783

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,591,080

		$1,591,080

Insured-Electric Utilities — 5.4%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$971,343
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,173,599
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,472,350
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,579,725
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,029,610

		$7,226,627

Insured-Escrowed/Prerefunded — 5.9%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(2)	$7,500	$7,911,150

		$7,911,150

Insured-Lease Revenue/Certificates of Participation — 3.5%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,096,180
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	857,083
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,174,010
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,521,344

		$4,648,617

Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,037,454

		$1,037,454

Insured-Transportation — 1.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,846,778

		$1,846,778

2

Security	Principal Amount (000’s omitted)	Value
Insured-Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,238,420
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,553,880
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	577,825

		$4,370,125

Insured-Water and Sewer — 1.6%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,185,866

		$2,185,866

Lease Revenue/Certificates of Participation — 8.4%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,322,740
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	586,490
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,348,260
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,549,754
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,163,840
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,199,140

		$11,170,224

Special Tax Revenue — 0.9%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,169,490

		$1,169,490

Student Loan — 1.1%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,360	$1,433,902

		$1,433,902

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,074,666

		$4,074,666

Water and Sewer — 2.7%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,938,322
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,201,360
North Charleston Sewer District, 2.00%, 1/1/29	500	468,240

		$3,607,922

Total Tax-Exempt Investments — 103.7% (identified cost $129,501,544)		$138,018,912

Other Assets, Less Liabilities — (3.7)%		$(4,986,917)

Net Assets — 100.0%		$133,031,995

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 6.9% of total investments.

3

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at May 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,699,594

Gross unrealized appreciation	$8,890,736
Gross unrealized depreciation	(296,418)

Net unrealized appreciation	$8,594,318

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$138,018,912	$—	$138,018,912
Total Investments	$—	$138,018,912	$—	$138,018,912

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,109,200
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	948,432

		$2,057,632

Education — 2.0%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,589,465

		$1,589,465

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,516,320

		$1,516,320

Escrowed/Prerefunded — 29.8%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,872,975
Fairfax County Economic Development Authority, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	1,085	1,100,646
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,153,937
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,058,093
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	909,180
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	425,373
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	2,100	2,187,780
Upper Occoquan Sewer Authority, Prerefunded to 7/1/17, 4.50%, 7/1/38	475	476,472
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,207,280
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	289,250
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,710,280
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,093,590
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,757,627
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	169,922
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,696,605

		$24,109,010

General Obligations — 10.4%
Arlington County, 5.00%, 8/15/32	$1,000	$1,222,820
Culpeper, 5.00%, 8/1/25	1,350	1,677,388
Lynchburg, 5.00%, 2/1/23	1,000	1,199,600
Newport News, 5.00%, 8/1/28	1,000	1,241,500

1

Security	Principal Amount (000’s omitted)	Value
Portsmouth, 4.75%, 7/15/25	$500	$536,445
Portsmouth, 5.25%, 7/15/25	285	309,627
Virginia, 5.00%, 6/1/31	2,000	2,251,920

		$8,439,300

Hospital — 18.1%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$5,000	$5,806,092
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,094,463
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,188,500
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	727,360
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,196,976
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,512,360
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,615,962
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	519,957

		$14,661,670

Insured-Education — 3.4%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,761,395

		$2,761,395

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,091,720

		$1,091,720

Insured-Hospital — 3.0%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,614,810
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	810	828,022

		$2,442,832

Insured-Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$544,456

		$544,456

Insured-Transportation — 11.5%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$3,100,200
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,117,900
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,760,368
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,217,815
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	166,666

		$9,362,949

Senior Living/Life Care — 2.3%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$154,220
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	857,767
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	846,210

		$1,858,197

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$227,700

		$227,700

Transportation — 3.3%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,048,800
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,608,405

		$2,657,205

Water and Sewer — 9.4%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,320,845
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,085,080
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,244,810
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,202,770
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,746,704

		$7,600,209

Total Tax-Exempt Investments — 99.9% (identified cost $74,902,751)		$80,920,060

Other Assets, Less Liabilities — 0.1%		$68,146

Net Assets — 100.0%		$80,988,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,193,507

Gross unrealized appreciation	$7,337,620
Gross unrealized depreciation	(941,067)

Net unrealized appreciation	$6,396,553

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$80,920,060	$—	$80,920,060
Total Investments	$—	$80,920,060	$—	$80,920,060

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017